Federal Home Loan Bank and Federal Reserve Advances (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Lower range of interest rate of FHLB advances	0.32%
Upper range of interest rate of FHLB advances	2.21%
Weighted average interest rate of FHLB advances	1.17%
Year last FHLB advance is due	2023
Weighted average maturity for FHLB advances	27 months
Available borrowings with FHLB	$ 56,400	$ 22,900
Variable rate FHLB advances	0	1,500
Percentage of collateral which FRB discount borrowings may not exceed	0.75%
Weighted average interest rate of Federal Reserve Bank borrowings	0.75%
Securities [Member]
Collateral for FHLB advances	21,200	20,400
Collateral for Federal Reserve Bank borrowings	8,700
Mortgage Loans [Member]
Collateral for FHLB advances	$ 48,900	$ 49,600